Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) - Advances for Vessels Acquisitions / Under Construction - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Advances for vessels acquisitions / under construction
Balance	$ 34,375	$ 14,400
Additions	54,067	19,975
— Transferred to Vessels	(63,344)
Balance	$ 25,098	$ 34,375